ACCUMULATED OTHER COMPREHENSIVE INCOME (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Equity [Abstract]
Opening Balance	¥ 40,040		¥ 50,464	¥ 28,189
Foreign currency translation adjustments, net of tax of nil	2,419	$ 352	(10,424)	22,275
Closing Balance	¥ 42,459	$ 6,175	¥ 40,040	¥ 50,464